Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Cimpress' Net Income (Loss) (in thousands) ($)(4)	Cimpress' Adjusted EBITDA (in thousands) ($)(5)
					Cimpress Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)
2024	8,284,739	21,341,751	3,587,998	8,308,863	114.76	123.66	173,682	457,503
2023	3,077,261	15,721,823	3,671,422	7,673,690	77.91	91.24	(185,978)	339,832
2022	8,133,820	(30,575,430)	6,310,409	(5,800,169)	50.96	82.38	(54,331)	281,063
2021	8,340,034	18,254,681	5,320,963	7,884,721	142.01	130.30	(85,229)	349,118
_____________

(1)    Mr. Keane served as our principal executive officer for each of fiscal years 2021, 2022, 2023, and 2024. The following table shows for each covered fiscal year the adjustments made to the total compensation shown for Mr. Keane in the Summary Compensation Table to arrive at "compensation actually paid" as reflected in the table above.

Adjustments to Determine CEO Compensation Actually Paid	2024	2023	2022	2021
Summary Compensation Table Total	8,284,739	3,077,261	8,133,820	8,340,034
Subtract: Grant date fair values of equity awards reported in "Stock Awards" column of the Summary Compensation Table	(7,249,901)	(1,320,915)	(7,342,285)	(8,283,797)
Add: Fair value as of the end of the covered fiscal year (FY) of all equity awards granted during the covered FY that remain outstanding and unvested as of the end of the FY	9,027,159	4,870,500	1,508,362	8,752,710
Add: The change in fair value (whether positive or negative) as of the end of the covered FY from the end of the prior FY of any equity awards granted in any prior FY that remain outstanding and unvested as of the end of the covered FY	11,279,754	9,094,977	(32,875,327)	9,445,734
Add: The fair value as of the vesting date of any equity awards that are granted and vest in the same FY	—	—	—	—
Add: The change in fair value (whether positive or negative) as of the vesting date from the end of the prior FY of any equity awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	—	—	—	—
Subtract: Fair value at the end of the prior FY of any equity awards that fail to meet the applicable vesting conditions during the covered FY	—	—	—	—
Compensation Actually Paid to CEO	21,341,751	15,721,823	(30,575,430)	18,254,681

(2)    The Other NEOs whose compensation amounts are averaged and included in this table are Sean Quinn and Maarten Wensveen for all four fiscal years and Florian Baumgartner for fiscal years 2023 and 2024 only. The following table shows for each covered fiscal year the adjustments made to the average of the total compensation shown for the Other NEOs in the Summary Compensation Table to arrive at "compensation actually paid" as reflected in the table above.

Adjustments to Determine Average Other NEO Compensation Actually Paid	2024	2023	2022	2021
Summary Compensation Table Total (Average)	3,587,998	3,671,422	6,310,409	5,320,963
Subtract: Grant date fair values of equity awards reported in "Option Awards" column of the Summary Compensation Table	—	(1,441,653)	—	—
Subtract: Grant date fair values of equity awards reported in "Stock Awards" column of the Summary Compensation Table	(2,966,629)	(1,608,301)	(5,461,685)	(4,349,908)
Add: Fair value as of the end of the covered fiscal year (FY) of all equity awards granted during the covered FY that remain outstanding and unvested as of the end of the FY	3,702,369	3,860,753	1,965,020	5,010,937
Add: The change in fair value (whether positive or negative) as of the end of the covered FY from the end of the prior FY of any equity awards granted in any prior FY that remain outstanding and unvested as of the end of the covered FY	2,938,491	2,603,464	(8,604,847)	1,867,160
Add: The fair value as of the vesting date of any equity awards that are granted and vest in the same FY	—	559,795	—	—
Add: The change in fair value (whether positive or negative) as of the vesting date from the end of the prior FY of any equity awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	1,046,634	28,210	(9,066)	35,569
Subtract: Fair value at the end of the prior FY of any equity awards that fail to meet the applicable vesting conditions during the covered FY	—	—	—	—
Average Compensation Actually Paid to Other NEOs	8,308,863	7,673,690	(5,800,169)	7,884,721

(3)    Our peer group for purposes of this table is the Research Data Group (RDG) Internet Composite Index, which is the published industry index included in the performance graph in our Annual Report on Form 10-K for all four of the covered fiscal years. The cumulative total returns to shareholders of Cimpress ordinary shares and the RDG Internet Composite index are calculated by assuming an investment of $100 (with reinvestment of all dividends) was made in our ordinary shares and in the index on June 30, 2020.

(4)    The amounts in this column are Cimpress' net income (loss) reflected in the audited financial statements published in our Annual Report on Form 10-K for the applicable year.

(5)    The FY24 PSU awards granted to our executive officers are based in part on the actual adjusted EBITDA of Cimpress on a consolidated basis (for Messrs. Keane, Quinn, and Wensveen) and of the Vista business (for Mr. Baumgartner) compared to performance targets set by the Compensation Committee, as described in more detail in the Compensation Discussion and Analysis section of this proxy statement. Vista's segment EBITDA for fiscal year 2023 was $224,081 (in thousands), and Vista's adjusted EBITDA for fiscal year 2024 as calculated in accordance with the FY24 PSU awards was $355,889 (in thousands). Please see Appendix A attached to this proxy statement for descriptions and reconciliations of Cimpress' and Vista's adjusted EBITDA.

Named Executive Officers, Footnote	The Other NEOs whose compensation amounts are averaged and included in this table are Sean Quinn and Maarten Wensveen for all four fiscal years and Florian Baumgartner for fiscal years 2023 and 2024 only. The following table shows for each covered fiscal year the adjustments made to the average of the total compensation shown for the Other NEOs in the Summary Compensation Table to arrive at "compensation actually paid" as reflected in the table above.

Adjustments to Determine Average Other NEO Compensation Actually Paid	2024	2023	2022	2021
Summary Compensation Table Total (Average)	3,587,998	3,671,422	6,310,409	5,320,963
Subtract: Grant date fair values of equity awards reported in "Option Awards" column of the Summary Compensation Table	—	(1,441,653)	—	—
Subtract: Grant date fair values of equity awards reported in "Stock Awards" column of the Summary Compensation Table	(2,966,629)	(1,608,301)	(5,461,685)	(4,349,908)
Add: Fair value as of the end of the covered fiscal year (FY) of all equity awards granted during the covered FY that remain outstanding and unvested as of the end of the FY	3,702,369	3,860,753	1,965,020	5,010,937
Add: The change in fair value (whether positive or negative) as of the end of the covered FY from the end of the prior FY of any equity awards granted in any prior FY that remain outstanding and unvested as of the end of the covered FY	2,938,491	2,603,464	(8,604,847)	1,867,160
Add: The fair value as of the vesting date of any equity awards that are granted and vest in the same FY	—	559,795	—	—
Add: The change in fair value (whether positive or negative) as of the vesting date from the end of the prior FY of any equity awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	1,046,634	28,210	(9,066)	35,569
Subtract: Fair value at the end of the prior FY of any equity awards that fail to meet the applicable vesting conditions during the covered FY	—	—	—	—
Average Compensation Actually Paid to Other NEOs	8,308,863	7,673,690	(5,800,169)	7,884,721

Peer Group Issuers, Footnote	Our peer group for purposes of this table is the Research Data Group (RDG) Internet Composite Index, which is the published industry index included in the performance graph in our Annual Report on Form 10-K for all four of the covered fiscal years. The cumulative total returns to shareholders of Cimpress ordinary shares and the RDG Internet Composite index are calculated by assuming an investment of $100 (with reinvestment of all dividends) was made in our ordinary shares and in the index on June 30, 2020.
PEO Total Compensation Amount	$ 8,284,739	$ 3,077,261	$ 8,133,820	$ 8,340,034
PEO Actually Paid Compensation Amount	21,341,751	15,721,823	(30,575,430)	18,254,681
Non-PEO NEO Average Total Compensation Amount	3,587,998	3,671,422	6,310,409	5,320,963
Non-PEO NEO Average Compensation Actually Paid Amount	8,308,863	7,673,690	(5,800,169)	7,884,721
Total Shareholder Return Amount	114.76	77.91	50.96	142.01
Peer Group Total Shareholder Return Amount	123.66	91.24	82.38	130.30
Net Income (Loss)	$ 173,682,000	$ (185,978,000)	$ (54,331,000)	$ (85,229,000)
Company Selected Measure Amount | $ / shares	457,503,000	339,832,000	281,063,000	349,118,000
PEO Name	Robert Keane
PEO | Robert Keane [Member] | Grant date fair values of stock awards from summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,249,901)	$ (1,320,915)	$ (7,342,285)	$ (8,283,797)
PEO | Robert Keane [Member] | Change in fair value of equity awards granted in CY, unvested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,027,159	4,870,500	1,508,362	8,752,710
PEO | Robert Keane [Member] | Change in fair value of equity awards granted in PY, unvested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,279,754	9,094,977	(32,875,327)	9,445,734
PEO | Robert Keane [Member] | Change in fair value of equity awards granted and vested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Robert Keane [Member] | Change in fair value of equity awards granted in PY, vested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant date fair values of stock awards from summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,966,629)	(1,608,301)	(5,461,685)	(4,349,908)
Non-PEO NEO | Change in fair value of equity awards granted in CY, unvested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,702,369	3,860,753	1,965,020	5,010,937
Non-PEO NEO | Change in fair value of equity awards granted in PY, unvested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,938,491	2,603,464	(8,604,847)	1,867,160
Non-PEO NEO | Change in fair value of equity awards granted and vested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	559,795	0	0
Non-PEO NEO | Change in fair value of equity awards granted in PY, vested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,046,634	28,210	(9,066)	35,569
Non-PEO NEO | Grant date fair values of option awards from summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,441,653)	$ 0	$ 0